Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,103,390)	$ (1,011,565)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities	147,973	40,386
Bad debt expense - related party	750	24,907
Non-controlling interest	(5,426)	(18,353)
Consulting and other services rendered in exchange for investment securities	(1,500)	(33,000)
Depreciation and amortization	87,617	11,079
Equity in (earnings) loss of investments	76,113	(58,337)
Asset impairment	0	250,000
Common stock issued for services	74,573	49,375
(Gain) loss on sale of investments	(19,991)	(106,035)
Beneficial converstion feature of convertible notes payable	0	56,660
Amortization of warrants	35,247	0
(Increase) decrease in amounts due from affiliate	(54,217)	(46,547)
(Increase) decrease in accounts receivable	(73,830)	(4,258)
(Increase) decrease in prepaid expenses and other assets	(168,393)	0
(Increase) decrease inventory	5,988	0
Increase (decrease) in accounts payable and accrued expenses	(58,779)	89,807
Increase (decrease) in income taxes payable	14,608	0
Increase (decrease) in deferred revenue	(1,750)	(19,083)
Advance from related parties for working capital	0	14,650
Net cash used by operating activities	(1,044,407)	(760,314)
Cash flows from investing activities:
Proceeds from sale of investments	190,325	281,765
Investment distribution	8,140	16,137
Purchase of investments	(1,285,500)	(26,334)
Acquisition of subsidiaries	(205,000)	0
Purchase of property and equipment	(388,109)	(4,517)
Treasury stock proceeds (acquired)	26,400	(680)
Deposit made for investment	0	(20,000)
Net cash provided (used) by investing activities	(1,653,744)	246,371
Cash flows from financing activities:
Proceeds from sale of common stock	500	0
Proceeds from sale of common stock warrants, net	20,608	0
Loan proceeds	2,790,000	541,000
Loan repayment	(7,036)	(4,500)
Loans to related parties	0	(48,924)
Loan from related party	0	70,000
Net cash provided by financing activities	2,804,072	557,576
Net increase in cash and cash equivalents	105,921	43,633
Cash and cash equivalents, beginning of year	46,007	2,374
Cash and cash equivalents, end of year	151,928	46,007
Supplemental cash flow information:
Interest	98,837	31,999
Income taxes	0	0
Non-cash investing and financing activities:
Common stock issued for amounts due related party	0	58,790
Common stock issued for accounts payable	0	17,500
Reclassification of investment accounted for under the cost method as available-for-sale security	0	100,000
Due to related party exchanged for convertible note payable	25,000	0
Convertible notes payable exchanged for common stock	711,500	0
Accrued interest exchanged for common stock	10,000	0
Investment contributed byt the Company's CEO	125,331	0
Common stock issued for prepaid consulting contract	44,850	0
Acquisition of subsidiaries:
Current assets, excluding cash and cash equivalents	93,638	0
Property and equipment and intangible assets	2,651,197	0
Total assets excluding cash and cash equivalents	2,744,835	0
Liabilities assumed	630,369	0
Non-controlling interest	1,647,710	0
Prior investment of the Company	261,756	0
Acquisition of subsidiaries	2,523,259	0
Purchase price, net assets acquired - cash paid	$ 205,000	$ 0